GoodWill (Details) - Schedule of goodwill ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill [Abstract]
Beginning Balance	¥ 1,533,485		¥ 1,419,018
Acquisitions			114,467
Ending Balance	¥ 1,533,485	$ 235,017	¥ 1,533,485